FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

March 25, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:  File Room



Re:         Fidelity Massachusetts
            Municipal Trust (the trust):
            Fidelity Massachusetts
            Municipal Money Market Fund
            Spartan Massachusetts
            Municipal Money Market Fund
            Spartan Massachusetts
            Municipal Income Fund (the
            funds)
            File Nos. 2-75537 and 811-3361

_____________________________________________________________________
Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,

        /s/Eric D. Roiter
           Eric D. Roiter
           Secretary